Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the Company’s financial performance for applicable years. The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” and the Company's financial performance for the years ended December 31, 2022, 2021 and 2020. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. “Compensation actually paid” includes payments made to executives during the applicable year such as salary, performance bonus, and various benefits. However, the SEC’s valuation methods for this section emphasize the changes in fair value of equity awards under applicable financial accounting standards, and as such, references to “compensation actually paid” below reflects the change in equity award values on the applicable calculation dates and does not necessarily reflect what our NEOs received year-to-year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(5) (millions)	Before-Tax Free Cash Flow(6) (millions)
					TSR(3)	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,807,749	$3,368,621	$1,382,810	$1,448,173	$296.45	$388.55	$524	$360
2021	$17,583,281	$30,872,890	$4,834,140	$8,066,445	$285.97	$276.93	$625	$458
2020(7) 2020(8)	$47,529 $21,520,647	$47,529 $16,120,640	$4,549,943	$3,264,927	$157.27	$123.98	$(125)	n/a

(1)
The PEO and the non-PEO NEOs for each year are as follows:
•
2022 and 2021: PEO – Mark A. McFarland; Non-PEOs – Francisco J. Leon, Jay A. Bys, Shawn M. Kerns, Michael L. Preston
•
2020: PEOs – Mark A. McFarland ("PEO 1" below) and Todd A. Stevens ("PEO 2" below); Non-PEOs – Francisco J. Leon, Marshall D. Smith, Charles F. Weiss, Shawn M. Kerns, Darren Williams
(2)
The following tables reconcile the Summary Compensation Table totals to the Compensation Actually Paid totals:

			2020
	2022	2021	PEO 1	PEO 2
PEO Summary Compensation Table Totals	$2,807,749	$17,583,281	$47,529	$21,520,647
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(14,132,218)	-	(5,400,007)
Fair value at year end of equity awards granted during the year	-	27,421,827	-	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	429,078	-	-	-
Change in fair value of equity awards granted in prior years that vested during the year	131,793	-	-	-
Total Equity Award Related Adjustments	560,872	13,289,609	-	(5,400,007)
Compensation Actually Paid Totals	$3,368,621	$30,872,890	$47,529	$16,120,640

	2022	2021	2020
Non-PEO NEOs Summary Compensation Table Totals	$1,382,810	$4,834,140	$4,549,943
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(3,402,256)	(1,285,016)
Fair value at year end of equity awards granted during the year	-	6,634,561	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	104,303	-	-
Change in fair value of equity awards granted in prior years that vested during the year	(38,940)	-	-
Total Equity Award Related Adjustments	65,363	3,232,305	(1,285,016)
Compensation Actually Paid Totals	$1,448,173	$8,066,445	$3,264,927

(3)
We emerged from bankruptcy in 2020, therefore certain financial information is only available for portions of the 2020 year following that emergence. Our TSR for 2020 is for the period October 28, 2020 through December 31, 2020, following our emergence from bankruptcy on October 27, 2020.
(4)
Peer Group TSR is for the 2022 peer group used for Item 201(e) of Reg S-K as shown in our Annual Report.

Our 2022 peer group consisted of Antero Resources Corporation; Berry Corporation; Callon Petroleum Company; Chord Energy Corporation (the combination of Oasis Petroleum Inc. and Whiting Petroleum Corporation which merged in 2022); Comstock Resources Inc.; Coterra Energy Inc.; Crescent Energy Company; Denbury Inc.; Kosmos Energy Ltd.; Magnolia Oil & Gas Corp; Matador Resources Company; Murphy Oil Corporation; PDC Energy, Inc.; Range Resources Corporation; SM Energy Company; Southwestern Energy Company; Talos Energy Inc.; and Vermilion Energy Inc.

(5)
Net Loss for 2020 is for the period November 1, 2020 – December 31, 2020.
(6)
Before-Tax Free Cash Flow is a non-GAAP measure described above in the AIP Scorecard Metrics section of the Compensation Discussion and Analysis section above. See also Annex A for a reconciliation to the nearest GAAP measure.
(7)
information shown for PEO McFarland, who became PEO on December 31, 2020.
(8)
Information shown for PEO Stevens, who was PEO until December 31, 2020.

Company Selected Measure Name		Before-Tax Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)
The PEO and the non-PEO NEOs for each year are as follows:
•
2022 and 2021: PEO – Mark A. McFarland; Non-PEOs – Francisco J. Leon, Jay A. Bys, Shawn M. Kerns, Michael L. Preston
•
2020: PEOs – Mark A. McFarland ("PEO 1" below) and Todd A. Stevens ("PEO 2" below); Non-PEOs – Francisco J. Leon, Marshall D. Smith, Charles F. Weiss, Shawn M. Kerns, Darren Williams

Peer Group Issuers, Footnote [Text Block]
(4)
Peer Group TSR is for the 2022 peer group used for Item 201(e) of Reg S-K as shown in our Annual Report.

Our 2022 peer group consisted of Antero Resources Corporation; Berry Corporation; Callon Petroleum Company; Chord Energy Corporation (the combination of Oasis Petroleum Inc. and Whiting Petroleum Corporation which merged in 2022); Comstock Resources Inc.; Coterra Energy Inc.; Crescent Energy Company; Denbury Inc.; Kosmos Energy Ltd.; Magnolia Oil & Gas Corp; Matador Resources Company; Murphy Oil Corporation; PDC Energy, Inc.; Range Resources Corporation; SM Energy Company; Southwestern Energy Company; Talos Energy Inc.; and Vermilion Energy Inc.

PEO Total Compensation Amount		$ 2,807,749	$ 17,583,281
PEO Actually Paid Compensation Amount		$ 3,368,621	30,872,890
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following tables reconcile the Summary Compensation Table totals to the Compensation Actually Paid totals:

			2020
	2022	2021	PEO 1	PEO 2
PEO Summary Compensation Table Totals	$2,807,749	$17,583,281	$47,529	$21,520,647
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(14,132,218)	-	(5,400,007)
Fair value at year end of equity awards granted during the year	-	27,421,827	-	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	429,078	-	-	-
Change in fair value of equity awards granted in prior years that vested during the year	131,793	-	-	-
Total Equity Award Related Adjustments	560,872	13,289,609	-	(5,400,007)
Compensation Actually Paid Totals	$3,368,621	$30,872,890	$47,529	$16,120,640

Non-PEO NEO Average Total Compensation Amount		$ 1,382,810	4,834,140	$ 4,549,943
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,448,173	8,066,445	3,264,927
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
Non-PEO NEOs Summary Compensation Table Totals	$1,382,810	$4,834,140	$4,549,943
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	-	(3,402,256)	(1,285,016)
Fair value at year end of equity awards granted during the year	-	6,634,561	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	104,303	-	-
Change in fair value of equity awards granted in prior years that vested during the year	(38,940)	-	-
Total Equity Award Related Adjustments	65,363	3,232,305	(1,285,016)
Compensation Actually Paid Totals	$1,448,173	$8,066,445	$3,264,927

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

PEO

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Compensation Actually Paid vs. Net Income [Text Block]

PEO

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

PEO

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 and 2022 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR versus Peer Group TSR

Our peer group changed from 2021 to 2022. We added Crescent Energy Company which is a newly formed company with similar market capitalization and operations. We also added Talos Energy Inc. to our peer group due to its similar financial, operational and strategic metrics as well as its presence in the carbon sequestration sector in the United States.

The relationship of our TSR to the two peer groups as of December 31 for each year presented in the table below:

Year	Our TSR	2022 Peer Group TSR	2021 Peer Group TSR
2022	$296.45	$388.55	$394.74
2021	$285.97	$276.93	$279.94
2020	$157.27	$123.98	$123.79

Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2022

The following unranked performance measures for fiscal year 2022 were the most important performance measures the Company used to link executive compensation actually paid to our PEO and Non-PEOs during the last fiscal year to company performance.

Most Important Performance Measures
Before-Tax Free Cash Flow (as described in the Compensation Discussion and Analysis section above)
Adjusted EBITDAX (as described in the Compensation Discussion and Analysis section above)
Capital Efficiency (as described in the Compensation Discussion and Analysis section above)
Controllable Costs (as described in the Compensation Discussion and Analysis section above)
Carbon Emissions Deals (as described in the Compensation Discussion and Analysis section above)

Total Shareholder Return Amount		$ 296.45	285.97	157.27
Peer Group Total Shareholder Return Amount		388.55	276.93	$ 123.98
Net Income (Loss)	$ (125,000,000)	$ 524,000,000	$ 625,000,000
Company Selected Measure Amount		360,000,000	458,000,000
PEO Name		Mark A. McFarland	Mark A. McFarland	Mark A. McFarland ("PEO 1" below) and Todd A. Stevens ("PEO 2" below)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Before-Tax Free Cash Flow
Non-GAAP Measure Description [Text Block]
(6)
Before-Tax Free Cash Flow is a non-GAAP measure described above in the AIP Scorecard Metrics section of the Compensation Discussion and Analysis section above. See also Annex A for a reconciliation to the nearest GAAP measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDAX
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Capital Efficiency
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Controllable Costs
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Carbon Emissions Deals
Mark A. McFarland [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 47,529
PEO Actually Paid Compensation Amount				47,529
Todd A. Stevens [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				21,520,647
PEO Actually Paid Compensation Amount				16,120,640
PEO [Member] | Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (14,132,218)
PEO [Member] | Fair Value at Year End of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			27,421,827
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Were Unvested as of End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 429,078
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		131,793
PEO [Member] | Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		560,872	13,289,609
PEO [Member] | Todd A. Stevens [Member] | Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,400,007)
PEO [Member] | Todd A. Stevens [Member] | Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,400,007)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,402,256)	(1,285,016)
Non-PEO NEO [Member] | Fair Value at Year End of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,634,561
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Were Unvested as of End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		104,303
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(38,940)
Non-PEO NEO [Member] | Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 65,363	$ 3,232,305	$ (1,285,016)